Related Party Transactions - Disclosure of Information About Key Management Personnel (Detail) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Key management personnel compensation, short-term employee benefits	[1]	$ 6,214	$ 4,772
Key management personnel compensation, share-based payment	[2]	29,231	8,624
Key management personnel compensation, consulting fees	[3],[4]	212	130
Remuneration attributed to key management personnel		$ 35,657	$ 13,526

[1]	Short-term compensation to key management personnel for the year ended December 31, 2021 amounted to $6,214 (2020 - $4,772) of which $5,954 (2020 - $4,122) was expensed and included in salaries, benefits, and directors’ fees on the statement of net loss and comprehensive loss. The remaining $260 (2020 - $650) was capitalized to exploration and evaluation assets.
[2]	Share-based payments to key management personnel for the year ended December 31, 2021 amounted to $29,231 (2020 - $8,624) of which $28,766 (2020 - $8,451) was expensed and $465 (2020 - $173) was capitalized to exploration and evaluation assets.
[3]	The Company used consulting services from a company associated with one of its directors in relation to advice on corporate matters for the year ended December 31, 2021 amounting to $130 (2020 - $130).
[4]	The Company used consulting services from a company associated with one of its employees in relation to various studies for the year ended December 31, 2021 amounting to $82 (2020 - $nil).